      As filed with the Securities and Exchange Commission on December 15, 2008.
                                                     Registration No. 333-149421
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2

                                     and/or



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 70


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
          (formerly, The Manufacturers Life Insurance Company (U.S.A.)
                               Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)




Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

    X     immediately upon filing pursuant to paragraph (b) of Rule 485

    _     on __________ pursuant to paragraph (b) of Rule 485

    _     60 days after filing pursuant to paragraph (a)(1) of Rule 485

    _     on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

    _ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS

                        (GIFL Rollover Variable Annuity)
                          (currently issued contracts)
        (Prospectus incorporated by reference to Part A of Post-effective
          Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed August 18, 2008)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

     SUPPLEMENT DATED DECEMBER 15, 2008 TO PROSPECTUS DATED AUGUST 18, 2008

                     New Variable Annuity Investment Options

This Supplement describes two new Portfolios in the John Hancock Trust - American Diversified Growth & Income Trust and Franklin Templeton Founding Allocation Trust - that are now available as Investment Options to your Contract.

This Supplement is intended to supplement prospectuses dated August 18, 2008 for GIFL ROLLOVER VARIABLE ANNUITY Contracts (the "Contracts") issued on or after August 18, 2008 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), and retain both documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our websites at www.jhannuities.com or www.jhannuitiesnewyork.com.

ADDITION OF AMERICAN DIVERSIFIED GROWTH & INCOME TRUST AND FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST AS INVESTMENT OPTIONS

We revise the information in the list of Investment Options on the front page of the annuity prospectus to include the American Diversified Growth & Income Trust and Franklin Templeton Founding Allocation Trust as follows. We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio:

                        MFC GLOBAL INVESTMENT MANAGEMENT
                                (U.S.A.) LIMITED
                   American Diversified Growth & Income Trust
                  Franklin Templeton Founding Allocation Trust

We revise disclosure in the annuity prospectus section entitled "III. Fee Tables" to include information on the American Diversified Growth & Income Trust and the Franklin Templeton Founding Allocation Trust as follows:

                                                                     ACQUIRED
                                          DISTRIBUTION              PORTFOLIO     TOTAL      CONTRACTUAL       NET
                             MANAGEMENT    AND SERVICE     OTHER     FEES AND   OPERATING      EXPENSE      OPERATING
                                 FEE      (12B-1) FEES   EXPENSES    EXPENSES   EXPENSES*   REIMBURSEMENT    EXPENSES
                             ----------   ------------   --------   ---------   ---------   -------------   ---------
PORTFOLIO/SERIES:
AMERICAN DIVERSIFIED
   GROWTH & INCOME **
   Series II                    0.05%         0.75%        0.06%      0.43%       1.29%         0.00%        1.29%***
FRANKLIN TEMPLETON
   FOUNDING ALLOCATION****
   Series II                    0.05%         0.25%        0.03%      0.86%       1.19%         0.05%        1.14%

* The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (each, an "Acquired Portfolio"). The Total Fund Annual Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the underlying Portfolio's prospectus, which does not include Acquired Portfolio fees and expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

** For Portfolios that have not started operations or have operations of less than six months as of December 31, 2007, expenses are based on estimates of expenses that are expected to be incurred over the next year.

*** The management fee is being waived until July 1, 2009. This contractual waiver may be terminated any time after July 1, 2009. The fees shown do not reflect the contractual management fee waiver for this Portfolio. If the contractual management fee waver had been reflected, the net operating expenses for this Portfolio would be estimated at 1.24%. See the prospectus for this Portfolio for additional information.

**** The Adviser has contractually agreed to limit Portfolio expenses to 0.025% until May 1, 2010. Portfolio expenses include advisory fee and other operating expenses of the underlying Portfolio but exclude 12b-1fees, underlying Portfolio expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

We revise disclosure in the subsection entitled "Funds-of-Funds" in the prospectus section entitled "IV. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on the American Diversified Growth & Income Trust and Franklin Templeton Founding Allocation Trust as follows (additions underlined and deletions struck through):

Funds-of-Funds

Each of the John Hancock Trust's AMERICAN DIVERSIFIED GROWTH & INCOME, American Fundamental Holdings, American Global Diversification, FRANKLIN TEMPLETON FOUNDING ALLOCATION, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trust ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying portfolios. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks.

We revise disclosure in the subsection entitled "Portfolio Objectives and Strategies" in "IV. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on the American Diversified Growth & Income Trust and the Franklin Templeton Founding Allocation Trust as follows:

                               JOHN HANCOCK TRUST

We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

American Diversified Growth & Income Trust     Seeks long term growth of capital. To do this, the
                                               Portfolio primarily invests in Class I shares in ten
                                               portfolios of the American Funds Insurance Series:
                                               Bond Fund, Growth Fund, Growth-Income Fund,
                                               International Fund, Asset Allocation Fund, Blue Chip
                                               Income and Growth Fund, Global Growth Fund, Global
                                               Small Capitalization Fund, High-Income Bond Fund, and
                                               New World Fund. The Portfolio is a fund of funds and
                                               is permitted to invest in several other portfolios of
                                               the American Funds Insurance Series as well as other
                                               portfolios, investment companies, and other types of
                                               investments.

Franklin Templeton Founding Allocation Trust   Seeks long-term growth of capital. To do this, the
                                               Portfolio invests primarily in three underlying
                                               Portfolios: Global Trust, Income Trust and Mutual
                                               Shares Trust. The Portfolio is a fund of funds and is
                                               also authorized to invest in other underlying
                                               Portfolios and investment companies.

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. FOR MORE INFORMATION ABOUT THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR IN NEW YORK STATE AT-1-800-551-2078. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                                 SUPPLEMENT DATED DECEMBER 15, 2008

RO GPSUPP2 12/08   333-149421
                   333-149422

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

    (Incorporated by reference to Part B of Pre-effective Amendment No. 1 to
     Form N-4 of this registration statement, file number 333-149421, filed
                                   June 30, 2008)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE           OLD NAME                                              NEW NAME
------------------       -------------------------------------------------     ------------------------------------------------
October 1, 1997          NASL Variable Account                                 The Manufacturers Life Insurance Company
                                                                               of North America Separate Account A
October 1, 1997          North American Security Life Insurance Company        The Manufacturers Life Insurance Company
                                                                               of North America
November 1, 1997         NAWL Holding Co., Inc.                                Manulife-Wood Logan Holding Co., Inc.
September 24, 1999       Wood Logan Associates, Inc.                           Manulife Wood Logan, Inc
January 1, 2005          The Manufacturers Life Insurance Company              John Hancock Life Insurance Company (U.S.A.)
                         (U.S.A.) Separate Account A                           Separate Account A
January 1, 2005          The Manufacturers Life Insurance Company (U.S.A.)     John Hancock Life Insurance Company (U.S.A.)
January 1, 2005          Manulife Financial Securities LLC                     John Hancock Distributors LLC
January 1, 2005          Manufacturers Securities Services LLC                 John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

            (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

      (b)   Exhibits

            (1)   (i)   Resolution of the Board of Directors of Manufacturers
                        Life Insurance Company (U.S.A.) establishing The
                        Manufacturers Life Insurance Company Separate Account H
                        - Incorporated by reference to Exhibit (1)(i) to
                        pre-effective amendment no. 1 to the registration
                        statement, file number 333-70728, filed January 2, 2002
                        .

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (i)   Form of Underwriting Agreement-- Incorporated by
                        reference to Exhibit (b)(3)(i) to Form N-4, file number
                        33-76162, filed March 1, 1999.

                  (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (iii) Form of Amendment to Promotional Agent Agreement -
                        Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of General Agent and Broker-Dealer Selling Agreement - Incorporated by reference to Exhibit
                        (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

                  (v) Form of Amendment dated ____, 2008 to General Agent and Broker-Dealer Selling Agreement (amended with respect to GIFL Rollover Annuity and IRA Rollover Program). Incorporated by reference to Exhibit (b)(3)(v) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

            (4)   (i)   Form of Specimen Flexible Purchase Payment Individual
                        Deferred Variable Annuity Contract, Non-Participating for Venture 200.08. Incorporated by reference to Exhibit
                        (b)(4)(i) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

                  (ii) Specifications Pages for Venture 200.08 for Roth IRA Incorporated by reference to Exhibit (b)(4)(ii) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

                  (iii) Specifications Pages for Venture 200.08 for traditional
                        IRA Incorporated by reference to Exhibit (b)(4)(iii) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

                  (iv) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating for Venture 201.08. Incorporated by reference to Exhibit
                        (b)(4)(iv) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

                  (v) Specifications Pages for Venture 201.08 for Roth IRA Incorporated by reference to Exhibit (b)(4)(v) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

                  (vi) Specifications Pages for Venture 201.08 for traditional IRA Incorporated by reference to Exhibit (b)(4)(vi) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

                  (vii) Form of Specimen Flexible Purchase Payment Individual
                        Deferred Variable Annuity Contract, Non-Participating for Venture 202.08. Incorporated by reference to Exhibit
                        (b)(4)(vii) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

                  (viii) Specifications Pages for Venture 201.08 for Roth IRA.
                        Incorporated by reference to Exhibit (b)(4)(viii) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

                  (ix) Specifications Pages for Venture 201.08 for traditional IRA. Incorporated by reference to Exhibit (b)(4)(ix) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

            (5)   (i)   Form of Specimen Application for Flexible Purchase
                        Payment Individual Deferred Variable Annuity Contract,
                        Non-Participating. Incorporated by reference to Exhibit
                        (b)(5)(i) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

            (6)   (i)   Restated Articles of Redomestication of The
                        Manufacturers Life Insurance Company (U.S.A.) -
                        Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000
                        (File No. 333-41814).

                  (ii) Certificate of Amendment to Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                  (iii) Certificate of Amendment to Certificate of Incorporation
                        of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

                  (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

                  (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(v) to Form N-4, file no. 333-70728, filed May 1, 2007.

            (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

                  (iii) Amendment to Remote Service Agreement dated March 1999 with CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

                  (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

                  (v)(A) Participation Agreement among John Hancock Life
                        Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

                     (B) Shareholder Information Agreement between John Hancock
                        Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (b)(9) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

            (10) Written consent of Ernst & Young LLP, independent registered public accounting firm - Incorporated by reference to Exhibit
                  (b)(10) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

            (11) All financial statements omitted from Item 23, Financial Statements--NOT APPLICABLE.

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- NOT APPLICABLE.

            (13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

            (14)  Financial Data Schedule - NOT APPLICABLE.

            (15)  Powers of Attorney

                  (i)   Power of Attorney (James R. Boyle, Marc Costantini, John
                        D. DesPrez III, Steven Finch, Katherine MacMillan, Stephen R. McArthur, Hugh McHaffie, Rex Schlaybaugh, Jr., Diana Scott, Warren Thompson) - Incorporated by reference to Exhibit (b)(15)(i) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149421, filed June 30, 2008.

Item 25. Directors and Officers of the Depositor.


     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                         EFFECTIVE AS OF NOVEMBER, 2008



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITION WITH DEPOSITOR
-----------------------------------     ----------------------------------------
John D. DesPrez III*                    Chairman & President
Hugh McHaffie*                          Director, Executive Vice President,
                                        Wealth Management
James R. Boyle*                         Director, Executive Vice President,
                                        Life Insurance
Stephen R. McArthur**                   Director, Executive Vice President
                                        & General Manager, Reinsurance
Warren Thomson***                       Director, Executive Vice President,
                                        US Investments
Steven A. Finch*                        Director, Executive Vice President
                                        & General Manager, John Hancock
                                        Insurance
Marc Costantini*                        Director, Executive Vice President &
                                        General Manager, John Hancock Annuities
Diana Scott*                            Director, Senior Vice President,
                                        Human Resources
Rex Schlaybaugh, Jr.*                   Director

Katherine  MacMillan**                  Director, Executive Vice President
                                        & General Manager, John Hancock
                                        Retirement Plan Services
Marianne Harrison****                   Executive Vice President & General
                                        Manager, Long Term Care Insurance
Ronald J. McHugh**                      Senior Vice President & General
                                        Manager, Fixed Products
Jonathan Chiel*                         Executive Vice President
                                        & General Counsel
Lynne Patterson*                        Senior Vice President
                                        & Chief Financial Officer
Peter Levitt**                          Senior Vice President & Treasurer
Jeffery J. Whitehead*                   Vice President and Controller
Allan T. Hackney*                       Senior Vice President and Chief
                                        Information Officer
Scott Hartz*                            Executive Vice President and Chief
                                        Investment Officer, US Investments
Emanuel Alves*                          Vice President, Counsel &
                                        Corporate Secretary
Kris Ramdial**                          Vice President, Treasury
John Brabazon***                        Vice President & CFO, US Investments
Philip Clarkson*                        Vice President, Taxation
Brian Collins**                         Vice President, Taxation
Mitchell A. Karman*                     Vice President, Chief Compliance
                                        Officer & Counsel
Peter Mitsopoulos*                      Vice President, Treasury
Richard Harris***                       Vice President & Appointed Actuary


*     Principal business office is 601 Congress Street, Boston, MA 02210

**    Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***   Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2007 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2007

                                                                                                       ----------------------
                                                                                                         Manulife Financial
                                                                                                        Corporation (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |-----------------
                                                                                                                  |
                                                                                                                  |
                                                                                                       ----------------------
                                                                                                       The Manufacturers Life
                                                                                                        Insurance Company (1)
                                                                                                              (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |
 -----------------------------------------------------------------------------------------------------------------
|                  |                |                    |         :        |                  |              |
|                  |                |                    |         : 97.74% |                  |              |
|    ------------- |  ------------- |  --------------    |   -------------- |  --------------- |  ----------- |  ----------
|          NAL     |    MFC Global  |     Berkshire      |      Manulife    |      Manulife    |   MFC Global |      MLI
|       Resources  |    Investment  |     Insurance      |      Insurance    --    Holdings    |      Fund    |   Resources
|---   Management  |--  Management  |-- Services Inc.    |     (Thailand)          (Bermuda)    -- Management  --   Inc.
|        Limited   |     (U.S.A.)   |     (Ontario)      |       Public      --     Limited         (Europe)      (Alberta)
|       (Canada)   |      Limited   |                    |       Company    |      (Bermuda)        Limited
|                  |     (Canada)   |                    |       Limited    |                      (England)
|                  |                |                    |     (Thailand)   |
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                  |                |                    |         |        |                          |             :
|                  |                |                    |         |99.9999%|                          |             : 99.91%
|                  |                |                    |         |        |                          |             :
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|       Manulife   |     Manulife   |      Berkshire     |       Manulife   |   Manufacturers      MFC Global     Manulife
|      Securities  |     Holdings   |     Investment     |         Asset    |--  P&C Limited       Investment       Life
|--- International  --  (Alberta)   |--     Group,       |      Management  |    (Barbados)        Management     Insurance
|         Ltd.           Limited    |        Inc.        |      (Thailand)  |                       (Europe)       Company
|       (Canada)        (Alberta)   |     (Ontario)      |       Company    |                       Limited       (Japan)
|                                   |                    |       Limited    |                      (England)
|                                   |                    |     (Thailand)   |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                           |       |                    |                  |                                        |
|                           |       |                    |                  |                                        |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|       Manulife         Manulife   |     Berkshire      |      Manulife    |   Manufacturers                    MFC Global
|---     Bank of         Holdings   |--  Securities      |---   (Vietnam)   |       Life                         Investment
|        Canada         (Delaware)  |       Inc.         |       Limited    |--  Reinsurance                     Management
|       (Canada)            LLC     |     (Ontario)      |      (Vietnam)   |      Limited                         (Japan)
|                       (Delaware)  |                    |                  |    (Barbados)                        Limited
|                                   |                    |                  |                                      (Japan)
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|                           |       |                    |          |       |
|                           |       |                    |          |       |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------
|       Manulife           The      |   EIS Services     |      Manulife    |     Manulife
|---     Canada       Manufacturers |     (Bermuda)      |       Vietnam    |   International
|         Ltd.         Investment    --    Limited       |        Fund       --   Holdings
|       (Canada)       Corporation        (Bermuda)      |     Management          Limited
|                      (Michigan)                        |       Company          (Bermuda)
|                                                        |       Limited
|                                                        |      (Vietnam)
|    -------------    -------------    --------------    |   --------------    ---------------
|                           |                            |                            |
|                           |----------------            |                            |----------------
|                           |                |           |                            |                |
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|     First North          John           Manulife       |      Manulife           Manulife        Manulife
|---   American        Hancock Life      Reinsurance     |---  (Singapore)     (International)       Asset
|      Insurance         Insurance         Limited       |      Pte. Ltd.          Limited        Management
|       Company           Company         (Bermuda)      |     (Singapore)        (Bermuda)         (Asia)
|      (Canada)          (U.S.A.)                        |                                          Limited
|                       (Michigan)                       |                                        (Barbados)
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|                           |                            |                           |                 |
|                   --------| 57%                        |                           | 51%             |
|                  |        |                            |                           |                 |
|    ------------- |  -------------    --------------    |   --------------    ---------------    -----------
|         FNA      |   John Hancock      PT Asuransi     |      Manulife          Manulife-        Manulife
 ---   Financial   |    Investment      Jiwa Manulife    |        Asset           Sinochem           Asset
         Inc.      |    Management        Indonesia   95%|     Management           Life          Management
       (Canada)    |     Services,         (1) (2)   --------  (Singapore)        Insurance       (Hong Kong)
                   |      LLC(3)         (Indonesia)     |        Pte.            Co. Ltd.          Limited
                   |    (Delaware)                       |        Ltd.             (China)        (Hong Kong)
                   |                                     |     (Singapore)
     ------------- |  -------------    --------------    |   --------------    ---------------    -----------
           |       |       /|\               :           |
           |       |        |  38%           :           |
           |       |        |                :           |
     ------------- |  -------------    --------------    |   --------------
       Elliott &   |      John          PT Manulife      |         The
         Page      |  Hancock Life         Aset          |    Manufacturers
        Limited    |    Insurance        Manajemen        ---     Life
       (Ontario)    --   Company         Indonesia            Insurance Co.
                       of New York      (Indonesia)          (Phils.), Inc.
                        (New York)                            (Philippines)
     -------------    -------------    --------------        --------------

----------------------
  Manulife Financial
 Corporation (Canada)
----------------------
           |
           |
           |---------------------------------------
           |                                        |
           |                                        |
----------------------                   ----------------------
The Manufacturers Life                    John Hancock Holdings
 Insurance Company (1)                     (Delaware) LLC (3)
       (Canada)                                (Delaware)
----------------------                   ----------------------
                                                    |
                                                    |
                                         ----------------------
                                         John Hancock Financial
                                             Services, Inc.
                                               (Delaware)
                                         ----------------------
                                                    |
                                                    |
                                                 -------------------------------------------------
                                                |                         |                       |
                                                |                         |                       |
                                         -------------------     -------------------     -------------------
                                            John Hancock             John Hancock            John Hancock
                                           Life Insurance           International        International, Inc.
                                               Company              Holdings, Inc.          (Massachusetts)
                                           (Massachusetts)         (Massachusetts)
                                         -------------------     -------------------     -------------------
                                                |                         |                       |
                                                |                         |                       |
          --------------------------------------|                         | 45.76%                | 50%
         |                                      |                         |                       |
         |        -----------------      -------------------     -------------------     -------------------
         |        PT Asuransi Jiwa            John Hancock        Manulife Insurance        John Hancock
   96.24%|------     John Hancock     --   Subsidiaries LLC       (Malaysia) Berhad          Tianan Life
         |          Indonesia (1)    |         (Delaware)             (Malaysia)          Insurance Company
         |           (Indonesia)     |                                                         (China)
         |        -----------------  |   -------------------     -------------------     -------------------
         |                           |
         |        -----------------  |   -------------------
         |           John Hancock    |       John Hancock
          ------    Variable Life    |--  Financial Network,
                  Insurance Company  |           Inc.
                   (Massachusetts)   |      (Massachusetts)
                  -----------------  |   -------------------
                                     |
                                     |   -------------------
                                     |     Hancock Natural
                                     |--   Resource Group,
                                     |          Inc.
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |       Declaration
                                     |--    Management &
                                     |      Research LLC
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |      The Berkeley
                                      -- Financial Group LLC
                                           (Delaware) (3)
                                         -------------------
                                                  :
                                                  :
                                         -------------------
                                            John Hancock
                                              Funds LLC
                                             (Delaware)
                                         -------------------

(1) The Manufacturers Life Insurance Company holds indirectly the remaining 3.76% of PT Asuransi Jiwa John Hancock Indonesia through PT Asuransi Jiwa Manulife Indonesia.

(2) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(3) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

.....    Indirect Control

----    Direct Control

Prepared by: Corporate Tax
Date:        Revised March 11, 2008

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of DECEMBER 1, 2008, there were no qualified and no non-qualified contracts of the series offered hereby outstanding.


Item 28.  Indemnification.

      Article XII of the Restated Articles of Redomestication of the Company provides as follows:

      No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

            i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

            ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

            iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

            iv) a transaction from which the director derived an improper personal benefit; or

            v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

      If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                                 CAPACITY IN WHICH ACTING
---------------------------                                                ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M            Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A         Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B         Principal Underwriter
John Hancock Variable Annuity Account H                                    Principal Underwriter
John Hancock Variable Annuity Account U                                    Principal Underwriter
John Hancock Variable Annuity Account V                                    Principal Underwriter
John Hancock Variable Life Account UV                                      Principal Underwriter
John Hancock Variable Annuity Account I                                    Principal Underwriter
John Hancock Variable Annuity Account JF                                   Principal Underwriter
John Hancock Variable Life Account S                                       Principal Underwriter
John Hancock Variable Life Account U                                       Principal Underwriter
John Hancock Variable Life Account V                                       Principal Underwriter

      (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, Warren Thomson***, and Karen Walsh**) who have authority to act on behalf of JHD LLC.

      *     Principal business office is 601 Congress Street, Boston, MA 02210

      *     Principal business office is 200 Bloor Street, Toronto, Canada M4W
            1E5

      ***   Principal business office is 197 Clarendon St, Boston, MA 02116


      (c)   None.

Item 30.  Location of Accounts and Records.

      All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

      None.

Item 32. Undertakings.

      (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

            John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this twelfth day of December 2008.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By:  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
     (Depositor)

By: /s/ John D. DesPrez III
    -----------------------------
    John D. DesPrez III
    Chairman & President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ John D. DesPrez III
    -----------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the twelfth day of December 2008.

Signature                       Title
------------------------        ------------------------
/s/ John D. DesPrez III         Chairman & President
------------------------
John D. DesPrez III             (Principal Executive Officer)

/s/ Lynne Patterson             Senior Vice President & Chief Financial Officer
------------------------
Lynne Patterson                 (Principal Financial Officer)

/s/ Jeffery J. Whitehead        Controller
------------------------
Jeffery J. Whitehead            (Principal Accounting Officer)

         *                      Director
------------------------
James R. Boyle

         *                      Director
------------------------
Marc Costantini

         *                      Director
------------------------
Steven Finch

         *                      Director
------------------------
Katherine MacMillan

         *                      Director
------------------------
Stephen R. McArthur

         *                      Director
------------------------
Hugh McHaffie

         *                      Director
------------------------
Rex Schlaybaugh, Jr.

         *                      Director
------------------------
Diana Scott

         *                      Director
------------------------
Warren Thomson

*/s/ Thomas J. Loftus           Senior Counsel - Annuities
------------------------
Thomas J. Loftus
Pursuant to Power of Attorney